Net Employee Defined Benefit Liabilities	12 Months Ended
Dec. 31, 2023
Net Employee Defined Benefit Liabilities [Abstract]
NET EMPLOYEE DEFINED BENEFIT LIABILITIES
NOTE 19:-	NET EMPLOYEE DEFINED BENEFIT LIABILITIES

Employee benefits consist of post-employment benefits and other long-term benefits.

Post-employment benefits:

According to the labor laws and Severance Pay Law in Israel, the Company is required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to section 14 to the Severance Pay Law, as specified below. The Company’s liability is accounted for as a post-employment benefit. The computation of the Company’s employee benefit liability is made according to the current employment contract based on the employee’s salary and employment term which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as defined benefit plan or as defined contribution plan, as detailed below.

a.	Defined contribution plans:

Section 14 to the Severance Pay Law, 1963 applies to part of the compensation payments, pursuant to which the fixed contributions paid by the Group into severance pay funds and/or policies of insurance companies release the Group from any additional liability to employees for whom said contributions were made. These contributions and contributions for benefits represent defined contribution plans.

	Year ended December 31,
	2023	2022
	USD in thousands

Expenses in respect of defined contribution plans	2,264	2,562

b.	Defined benefit plans:

The Group accounts for that part of the payment of compensation that is not covered by contributions in defined contribution plans, as above, as a defined benefit plan for which an employee benefit liability is recognized and for which the Group deposits amount in central severance pay funds or accrue for such provision (when the deposits are not made on time) in qualifying insurance policies.

c.	Changes in the defined benefit obligation and fair value of plan assets:

2023

	Expenses recognized in profit or loss							Gain (loss) from remeasurement in other comprehensive income					Contributions
	Balance as of January 1, 2023	Current service cost	Net interest expense	Past service cost and effect of settlements	Total expense recognized in profit or loss for the period	Payments from the plan	Return on plan assets (excluding amounts included in net interest expenses)	Actuarial gain (loss) arising from changes in demographic assumptions	Actuarial gain (loss) arising from changes in financial assumptions	Actuarial gain (loss) arising from experience adjustments	Total effect on other comprehensive income for the period	Effect of changes in foreign exchange rates	by employer	by plan’s participants	Balance as of December 31, 2023
	NIS in thousands
Defined benefit obligation	3,163	152	150	(212)	90	(36)	-	-	(24)	36	12	(94)	-	-	3,135
Fair value of plan assets	(2,123)	-	(104)	111	7	29	(109)	-	-	-	(109)	60	(130)	-	(2,266)

Net defined benefit liability (asset)	1,040	152	46	(101)	97	(7)	(109)	-	(24)	36	(97)	(34)	(130)	-	869

	Expenses recognized in profit or loss							Gain (loss) from remeasurement in other comprehensive income					Contributions
	Balance as of January 1, 2022	Current service cost	Net interest expense	Past service cost and effect of settlements	Total expense recognized in profit or loss for the period	Payments from the plan	Return on plan assets (excluding amounts included in net interest expenses)	Actuarial gain (loss) arising from changes in demographic assumptions	Actuarial gain (loss) arising from changes in financial assumptions	Actuarial gain (loss) arising from experience adjustments	Total effect on other comprehensive income for the period	Effect of changes in foreign exchange rates	by employer	by plan’s participants	Balance as of December 31, 2022
	NIS in thousands
Defined benefit obligation	4,838	198	120	-	318	(1,376)	-	-	(258)	151	(107)	(511)	-	-	3,163
Fair value of plan assets	(3,398)	-	(56)	9	(47)	927	228	-	-	-	228	355	(187)	-	(2,123)

Net defined benefit liability (asset)	1,440	198	64	9	271	(449)	228	-	(258)	151	121	(156)	(187)	-	1,040

d.	The principal assumptions underlying the defined benefit plan:

	2023	2022
	%

Discount rate (1)	5.57	5.22
Expected rate of salary increase	3.19	3.21

(1)	The discount rate is based on high-quality CPI-linked corporate bonds.

e.	Amount, timing and uncertainty of future cash flows:

Change in defined benefit obligation
USD in thousands
December 31, 2023

Sensitivity test for changes in the expected rate of salary increase:

The change as a result of:
1% salary increase	(28)
1% salary decrease	360

Sensitivity test for changes in the discount rate of the plan assets and liability:

The change as a result of:
1% increase in discount rate	379
1% decrease in discount rate	(49)